Income Taxes (Details) - Schedule of effective reconciliation of the federal income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of effective reconciliation of the federal income tax rate [Abstract]
Statutory tax rate	10.60%	10.60%	9.00%
Effect of temporary differences	(4.80%)	(3.60%)	3.90%
Change in valuation allowance on deferred tax assets	(5.80%)	(7.00%)	(12.90%)
Effective tax rate	0.00%	0.00%	0.00%